UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

Certifications

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund

Schedule of Investments

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.6%
	Capital Goods - 7.0%
76	Acuity Brands, Inc.	$10,118
435	DigitalGlobe, Inc. ●	12,608
634	HD Supply Holdings, Inc. ●	16,571
1,458	Lithium Technology Corp. ⌂●†	6,392
274	Owens Corning, Inc.	11,849
130	Pall Corp.	11,644
338	Textron, Inc.	13,262
		82,444
	Commercial and Professional Services - 2.7%
171	IHS, Inc. ●	20,778
143	Manpowergroup, Inc.	11,280
		32,058
	Consumer Durables and Apparel - 7.0%
303	Lennar Corp.	11,997
334	Lululemon Athletica, Inc. ●	17,561
148	PVH Corp.	18,524
4,174	Samsonite International S.A.	12,932
143	Whirlpool Corp.	21,316
		82,330
	Consumer Services - 5.6%
800	Diamond Resorts International, Inc. ●	13,558
237	Melco PBL Entertainment Ltd. ADR ●	9,162
88	Panera Bread Co. Class A ●	15,464
210	Starwood Hotels & Resorts, Inc.	16,679
147	Wyndham Worldwide Corp.	10,750
		65,613
	Diversified Financials - 3.5%
38	BlackRock, Inc.	12,085
302	Julius Baer Group Ltd.	13,410
801	Platform Specialty Products Corp. ●	15,266
		40,761
	Energy - 2.8%
176	Energen Corp.	14,221
104	Pioneer Natural Resources Co.	19,440
		33,661
	Food and Staples Retailing - 3.1%
175	CVS Caremark Corp.	13,136
289	Sprouts Farmers Markets, Inc. ●	10,424
268	Whole Foods Market, Inc.	13,601
		37,161
	Food, Beverage and Tobacco - 1.0%
113	Anheuser-Busch InBev N.V. ADR	11,851

	Health Care Equipment and Services - 3.4%
318	Catamaran Corp. ●	14,233
413	Envision Healthcare Holdings ●	13,979
153	Universal Health Services, Inc. Class B	12,522
		40,734
	Household and Personal Products - 0.6%
457	Coty, Inc.	6,851

	Insurance - 1.0%
238	American International Group, Inc.	11,926

	Materials - 2.9%
941	Cemex S.A.B. de C.V. ADR ●	11,890
105	Monsanto Co.	12,003
104	Rock Tenn Co. Class A	10,962
		34,855
	Media - 1.8%
202	DirecTV ●	15,446
192	Pandora Media, Inc. ●	5,813
		21,259
	Pharmaceuticals, Biotechnology and Life Sciences - 13.6%
58	Actavis plc ●	11,926
61	Alnylam Pharmaceuticals, Inc. ●	4,111
138	Amgen, Inc.	17,071
241	AstraZeneca plc	15,632
524	Bristol-Myers Squibb Co.	27,248
127	Covance, Inc. ●	13,151
130	Forest Laboratories, Inc. ●	12,036
239	Gilead Sciences, Inc. ●	16,931
332	Merck & Co., Inc.	18,873
146	Novartis AG	12,364
37	Regeneron Pharmaceuticals, Inc. ●	11,094
		160,437
	Real Estate - 0.8%
106	Zillow, Inc. ●	9,343

	Retailing - 10.6%
73	Amazon.com, Inc. ●	24,509
28	AutoZone, Inc. ●	15,190
377	Lowe's Cos., Inc.	18,420
56	Netflix, Inc. ●	19,866
141	Ross Stores, Inc.	10,077
18	The Priceline Group, Inc. ●	21,577
70	Tory Burch LLC ⌂●†	4,839
119	TripAdvisor, Inc. ●	10,798
		125,276
	Semiconductors and Semiconductor Equipment - 3.2%
174	First Solar, Inc. ●	12,121
151	Hynix Semiconductor, Inc.	5,124
345	NXP Semiconductors N.V. ●	20,290
		37,535
	Software and Services - 16.5%
624	Activision Blizzard, Inc.	12,750
206	Akamai Technologies, Inc. ●	12,018
364	Autodesk, Inc. ●	17,885
720	Cadence Design Systems, Inc. ●	11,192
257	Cognizant Technology Solutions Corp. ●	12,989
210	Concur Technologies, Inc. ●	20,773
461	Facebook, Inc. ●	27,789
37	Google, Inc. ●	40,716
230	Salesforce.com, Inc. ●	13,133
90	Tableau Software, Inc. ●	6,879
426	Yahoo!, Inc. ●	15,299
44	Yelp, Inc. ●	3,382
		194,805
	Technology Hardware and Equipment - 8.9%
78	Apple, Inc.	41,946
114	F5 Networks, Inc. ●	12,178
183	Palo Alto Networks, Inc. ●	12,544
201	Qualcomm, Inc.	15,868
162	SanDisk Corp.	13,172

1

Hartford Growth Opportunities HLS Fund

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 99.6% - (continued)
	Technology Hardware and Equipment - 8.9% - (continued)
84	Stratasys Ltd. ●		$8,883
			104,591
	Telecommunication Services - 1.5%
164	DocuSign, Inc. ●†∞		1,934
211	SoftBank Corp.		15,953
			17,887
	Transportation - 2.1%
88	FedEx Corp.		11,662
292	United Continental Holdings, Inc. ●		13,039
			24,701
	Total Common Stocks
	( Cost $1,011,727)		$1,176,079

	Total Long-Term Investments
	(Cost $1,011,727)		$1,176,079

Short-Term Investments - 0.4%
Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $234, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $239)
$234	0.08%, 3/31/2014		$234
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $677,
collateralized by FHLMC 2.50% - 4.50%, 2026 -
2043, FNMA 2.00% - 3.00%, 2027 - 2028,
GNMA 3.50%, 2043, U.S. Treasury Note 0.25%
	- 1.38%, 2015 - 2018, value of $691)
677	0.10%, 3/31/2014		677
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $927,
collateralized by U.S. Treasury Bond 2.75% -
11.25%, 2015 - 2043, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2023, value of $946)
927	0.05%, 3/31/2014		927
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $452, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $461)
452	0.02%, 3/31/2014		452
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $94, collateralized by U.S. Treasury Note 1.75%, 2023, value of $95)
94	0.06%, 3/31/2014		94
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $1,210, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 -
	2021, value of $1,234)
1,210	0.05%, 3/31/2014		1,210
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $100, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $102)
100	0.12%, 3/31/2014		100
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $13, collateralized by U.S. Treasury Note 1.88%, 2014, value of $14)
13	0.05%, 3/31/2014		13
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,482, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 1.00% - 5.00%,
2017 - 2044, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2023, value of $1,512)
1,482	0.08%, 3/31/2014		1,482
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $11, collateralized by U.S. Treasury Note 4.50%, 2017, value of $11)
11	0.04%, 3/31/2014		11
			5,200
	Total Short-Term Investments
	(Cost $5,200)		$5,200

	Total Investments
	(Cost $1,016,927) ▲	100.0%	$1,181,279
	Other Assets and Liabilities	–%	(182)
	Total Net Assets	100.0%	$1,181,097

2

Hartford Growth Opportunities HLS Fund

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $1,014,097 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$184,649
Unrealized Depreciation	(17,467)
Net Unrealized Appreciation	$167,182

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2014, the aggregate value of these securities was $13,165, which represents 1.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933, as amended. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $1,934, which represents 0.2% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2013	1,458	Lithium Technology Corp.	$7,108
11/2013	70	Tory Burch LLC	5,508

At March 31, 2014, the aggregate value of these securities was $11,231, which represents 1.0% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Buy	04/01/2014	BCLY	$66	$66	$–	$–
CHF	Buy	04/03/2014	CBK	64	64	–	–
CHF	Buy	04/02/2014	MSC	25	25	–	–
GBP	Sell	04/01/2014	BCLY	2,477	2,484	–	(7)
JPY	Sell	04/01/2014	BCLY	98	97	1	–
						$1	$(7)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Growth Opportunities HLS Fund

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
MSC	Morgan Stanley

Currency Abbreviations:
CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of March 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	25.0%
Consumer Staples	4.7
Energy	2.8
Financials	5.3
Health Care	17.0
Industrials	11.8
Information Technology	28.6
Materials	2.9
Services	1.5
Total	99.6%
Short-Term Investments	0.4
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Growth Opportunities HLS Fund

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,176,079	$1,087,499	$75,415	$13,165
Short-Term Investments	5,200	–	5,200	–
Total	$1,181,279	$1,087,499	$80,615	$13,165
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts *	7	–	7	–
Total	$7	$–	$7	$–

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of March 31, 2014
Assets:
Common Stocks	$40,454	$—	$(2,144	)†	$—	$2,149	$—	$—	$(27,294)	$13,165
Warrants	323	—	—		—	—	—	—	(323)	—
Total	$40,777	$—	$(2,144)		$—	$2,149	$—	$—	$(27,617)	$13,165

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $(2,144).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.7%
	Automobiles and Components - 1.7%
16	Federal Mogul Corp. ●	$297
11	Gentex Corp.	353
18	Goodyear (The) Tire & Rubber Co.	478
6	Lear Corp.	477
14	Superior Industries International, Inc.	279
5	Visteon Corp. ●	416
		2,300
	Banks - 5.9%
13	Banco Latinoamericano De Comercio Exterior S.A. ADR	330
62	Fifth Third Bancorp	1,432
18	First Interstate Bancsystem, Inc.	497
105	Huntington Bancshares, Inc.	1,042
62	KeyCorp	889
8	MainSource Financial Group, Inc.	135
48	MGIC Investment Corp. ●	408
9	Ocwen Financial Corp. ●	353
10	Popular, Inc. ●	316
54	Regions Financial Corp.	600
41	United Community Banks, Inc. ●	796
19	Webster Financial Corp.	593
19	Western Alliance Bancorp ●	477
4	WSFS Financial Corp.	264
		8,132
	Capital Goods - 10.2%
6	A.O. Smith Corp.	295
16	AAON, Inc.	440
11	Aceto Corp.	222
5	AGCO Corp.	276
12	Albany International Corp. Class A	416
6	Alliant Techsystems, Inc.	853
9	Altra Industrial Motion Corp.	329
6	American Railcar Industries, Inc.	437
4	American Science & Engineering, Inc.	255
15	Ampco-Pittsburgh Corp.	290
11	Argan, Inc.	312
4	CIRCOR International, Inc.	257
3	DXP Enterprises, Inc. ●	275
4	EnerSys, Inc.	298
6	Enpro Industries, Inc. ●	414
21	Exelis, Inc.	397
12	Fluor Corp.	897
5	Gorman Rupp Co.	162
7	ITT Corp.	317
17	John Bean Technologies Corp.	535
7	L.B. Foster Co. Class A	342
49	Meritor, Inc. ●	598
4	Moog, Inc. Class A ●	275
12	MRC Global, Inc. ●	326
6	National Presto Industries, Inc.	476
10	Oshkosh Corp.	612
4	Proto Laboratories, Inc. ●	237
9	Spirit Aerosystems Holdings, Inc. ●	259
82	Taser International, Inc. ●	1,507
12	Trex Co., Inc. ●	907
6	Trinity Industries, Inc.	461
6	URS Corp.	292
		13,969
	Commercial and Professional Services - 4.3%
14	Avery Dennison Corp.	699
14	Barrett Business Services, Inc.	806
8	Deluxe Corp.	404
6	Dun & Bradstreet Corp.	636
7	Manpowergroup, Inc.	544
24	Pitney Bowes, Inc.	626
14	R.R. Donnelley & Sons Co.	256
19	RPX Corp. ●	311
5	Towers Watson & Co.	547
7	UniFirst Corp.	759
12	Viad Corp.	277
		5,865
	Consumer Durables and Apparel - 4.2%
5	CSS Industries, Inc.	137
5	Fossil Group, Inc. ●	595
22	Hanesbrands, Inc.	1,675
8	Harman International Industries, Inc.	883
26	La-Z-Boy, Inc.	715
8	Nacco Industries, Inc. Class A	418
8	Polaris Industries, Inc.	1,084
8	Skechers USA, Inc. Class A ●	289
		5,796
	Consumer Services - 3.9%
9	American Public Education, Inc. ●	298
4	Bally Technologies, Inc. ●	252
17	Brinker International, Inc.	871
5	Capella Education Co.	335
6	Cheesecake Factory, Inc.	286
3	Cracker Barrel Old Country Store, Inc.	261
8	DeVry Education Group, Inc.	348
8	Domino's Pizza, Inc.	585
28	International Speedway Corp. Class A	941
26	Krispy Kreme Doughnuts, Inc. ●	456
9	Multimedia Games Holding Co., Inc. ●	255
20	Ruth's Hospitality Group, Inc.	239
6	Sotheby's Holdings	253
		5,380
	Diversified Financials - 1.2%
55	Apollo Investment Corp.	459
9	Financial Engines, Inc.	467
37	New Mountain Finance Corp.	534
3	World Acceptance Corp. ●	240
		1,700
	Energy - 6.9%
18	Alon USA Energy, Inc.	273
3	Carbo Ceramics, Inc.	359
2	Core Laboratories N.V.	390
7	CVR Energy, Inc.	275
15	Delek U.S. Holdings, Inc.	421
7	Diamond Offshore Drilling, Inc.	325
19	Green Plains Renewable Energy, Inc.	569
10	Helmerich & Payne, Inc.	1,110
15	HollyFrontier Corp.	732
32	Magnum Hunter Resources Corp. ●	273
12	Matrix Service Co. ●	395
4	Oil States International, Inc. ●	385
11	Patterson-UTI Energy, Inc.	342
52	Sandridge Energy, Inc. ●	317
3	Seacor Holdings, Inc. ●	259
3	SM Energy Co.	242

1

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.7% - (continued)
	Energy - 6.9% - (continued)
13	Stone Energy Corp. ●	$525
63	Vaalco Energy, Inc. ●	540
18	Valero Energy Corp.	980
19	Western Refining, Inc.	748
		9,460
	Food and Staples Retailing - 0.7%
10	Casey's General Stores, Inc.	682
41	Supervalu, Inc. ●	279
		961
	Food, Beverage and Tobacco - 0.8%
5	Keurig Green Mountain, Inc.	475
31	Pilgrim's Pride Corp. ●	653
		1,128
	Health Care Equipment and Services - 4.5%
7	Aetna, Inc.	525
7	Align Technology, Inc. ●	368
11	Anika Therapeutics, Inc. ●	448
6	Centene Corp. ●	386
3	Cyberonics, Inc. ●	204
44	Gentiva Health Services, Inc. ●	398
10	Health Net, Inc. ●	343
11	Masimo Corp. ●	309
39	Owens & Minor, Inc.	1,356
27	Quality Systems, Inc.	461
23	Select Medical Holdings Corp.	284
11	SurModics, Inc. ●	248
19	West Pharmaceutical Services, Inc.	854
		6,184
	Household and Personal Products - 0.8%
4	Herbalife Ltd.	252
10	Inter Parfums, Inc.	355
7	Nu Skin Enterprises, Inc. Class A	546
		1,153
	Insurance - 4.8%
13	American Equity Investment Life Holding Co.	312
9	Aspen Insurance Holdings Ltd.	367
9	Assurant, Inc.	572
10	Axis Capital Holdings Ltd.	477
4	Everest Re Group Ltd.	627
9	FBL Financial Group Class A	407
36	Genworth Financial, Inc. ●	643
18	Greenlight Capital Re Ltd. Class A ●	603
5	Hanover Insurance Group, Inc.	283
15	Hilltop Holdings, Inc. ●	350
16	Montpelier Re Holdings Ltd.	467
10	Protective Life Corp.	500
39	Symetra Financial Corp.	763
8	Validus Holdings Ltd.	283
		6,654
	Materials - 7.0%
41	A. M. Castle & Co. ●	596
14	Advanced Emissions Solutions, Inc. ●	353
9	Ashland, Inc.	895
7	Clearwater Paper Corp. ●	420
8	Domtar Corp.	920
22	Ferro Corp. ●	297
18	FutureFuel Corp.	370
53	Gold Resource Corp.	252
22	Huntsman Corp.	535
13	Kraton Performance Polymers, Inc. ●	350
15	Myers Industries, Inc.	301
14	Olin Corp.	389
11	OM Group, Inc.	372
7	Reliance Steel & Aluminum	473
27	Resolute Forest Products ●	534
17	RPM International, Inc.	724
5	Scotts Miracle-Gro Co. Class A	288
18	Sealed Air Corp.	602
23	United States Steel Corp.	635
9	Worthington Industries, Inc.	348
		9,654
	Media - 0.5%
29	Global Sources Ltd. ●	259
2	Morningstar, Inc.	134
3	Shutterstock, Inc. ●	247
		640
	Pharmaceuticals, Biotechnology and Life Sciences - 7.1%
16	Anacor Pharmaceuticals, Inc. ●	310
13	Charles River Laboratories International, Inc. ●	809
27	Emergent Biosolutions, Inc. ●	670
8	Endo International plc ●	529
12	Impax Laboratories, Inc. ●	328
1	Intercept Pharmaceuticals, Inc. ●	218
6	Isis Pharmaceuticals, Inc. ●	268
9	Luminex Corp. ●	158
4	Mettler-Toledo International, Inc. ●	1,013
26	Mylan, Inc. ●	1,245
8	Myriad Genetics, Inc. ●	280
41	Pacific Biosciences of California ●	219
98	PDL Biopharma, Inc.	816
37	Pozen, Inc.	292
4	Questcor Pharmaceuticals, Inc.	286
29	Repligen Corp. ●	369
5	Salix Pharmaceuticals Ltd. ●	539
8	Sarepta Therapeutics, Inc. ●	185
39	Sciclone Pharmaceuticals, Inc. ●	176
11	United Therapeutics Corp. ●	987
		9,697
	Real Estate - 10.3%
15	AG Mortgage Investment Trust, Inc. REIT	261
10	Altisource Residential Corp.	325
35	American Capital Mortgage Investment Corp. REIT	655
56	Brandywine Realty Trust REIT	807
64	Capstead Mortgage Corp. REIT	813
11	Franklin Street Properties Corp. REIT	133
23	Government Properties Income Trust REIT	582
32	Highwoods Properties, Inc. REIT	1,241
33	Hospitality Properties Trust REIT	945
63	Mack-Cali Realty Corp. REIT	1,304
20	MFA Mortgage Investments, Inc. REIT	155
31	Omega Healthcare Investors, Inc. REIT	1,026
26	Pennsylvania REIT	473
95	Piedmont Office Realty Trust, Inc.	1,631
16	Potlatch Corp. REIT	631
65	Resource Capital Corp. REIT	361
81	Retail Properties of America, Inc.	1,098
31	RLJ Lodging Trust REIT	832
6	Sabra Healthcare REIT, Inc.	153
18	Sun Communities, Inc. REIT	789
		14,215

2

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.7% - (continued)
	Retailing - 4.7%
8	ANN, Inc. ●	$311
8	Buckle (The), Inc.	371
6	Children's Place Retail Stores, Inc.	299
8	Dillard's, Inc.	721
15	Foot Locker, Inc.	705
8	GameStop Corp. Class A	325
9	Guess?, Inc.	243
11	HSN, Inc.	633
9	Lumber Liquidators Holdings, Inc. ●	807
10	Men's Wearhouse, Inc.	475
14	Nutrisystem, Inc.	212
15	Overstock.com, Inc. ●	291
21	PetMed Express, Inc.	280
11	Williams-Sonoma, Inc.	746
		6,419
	Semiconductors and Semiconductor Equipment - 1.5%
52	Amkor Technology, Inc. ●	354
15	Cirrus Logic, Inc. ●	292
21	Kulicke & Soffa Industries, Inc. ●	261
13	PDF Solutions, Inc. ●	242
11	Photronics, Inc. ●	96
71	Silicon Image, Inc. ●	490
9	SunPower Corp. ●	281
		2,016
	Software and Services - 8.2%
10	Advent Software, Inc.	288
6	Amdocs Ltd.	274
34	AVG Technologies N.V. ●	717
12	Blackbaud, Inc.	363
14	Brightcove, Inc. ●	140
44	CA, Inc.	1,359
24	Carbonite, Inc. ●	241
14	Comverse, Inc. ●	474
18	Conversant, Inc. ●	498
10	CSG Systems International, Inc.	260
6	Demandware, Inc. ●	371
22	Digital River, Inc. ●	382
15	Fair Isaac, Inc.	841
17	Global Cash Access, Inc. ●	117
6	Heartland Payment Systems, Inc.	253
15	Leidos Holdings, Inc.	520
14	Mentor Graphics Corp.	317
7	Pegasystems, Inc.	240
7	SS&C Technologies Holdings, Inc. ●	268
16	Take-Two Interactive Software, Inc. ●	353
51	TiVo, Inc. ●	677
14	Travelzoo, Inc. ●	321
5	Ultimate Software ●	616
6	Unisys Corp. ●	177
13	Verint Systems, Inc. ●	615
11	Web.com Group, Inc. ●	361
7	WebMD Health Corp. ●	269
		11,312
	Technology Hardware and Equipment - 4.4%
9	Arrow Electronics, Inc. ●	558
13	Aruba Networks, Inc. ●	251
13	Benchmark Electronics, Inc. ●	299
65	Brocade Communications Systems, Inc. ●	687
21	Comtech Telecommunications Corp.	673
61	Extreme Networks, Inc. ●	352
16	Ingram Micro, Inc. ●	485
12	Lexmark International, Inc.	551
7	Plexus Corp. ●	296
23	QLogic Corp. ●	295
7	SYNNEX Corp. ●	442
4	Technology Data Corp. ●	256
8	Ubiquiti Networks, Inc. ●	355
6	Western Digital Corp.	551
		6,051
	Telecommunication Services - 0.4%
21	Telephone & Data Systems, Inc.	561

	Transportation - 2.1%
22	Alaska Air Group, Inc.	2,006
7	Allegiant Travel Co.	772
6	Swift Transportation Co. ●	154
		2,932
	Utilities - 3.6%
124	Atlantic Power Corp.	359
40	Great Plains Energy, Inc.	1,090
8	National Fuel Gas Co.	567
36	Portland General Electric Co.	1,177
51	Westar Energy, Inc.	1,804
		4,997
	Total Common Stocks
	( Cost $111,735)	$137,176

	Total Long-Term Investments
	(Cost $111,735)	$137,176

Short-Term Investments - 0.4%
Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $24, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $25)
$24	0.08%, 3/31/2014	$24
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $71,
collateralized by FHLMC 2.50% - 4.50%, 2026 -
2043, FNMA 2.00% - 3.00%, 2027 - 2028,
GNMA 3.50%, 2043, U.S. Treasury Note 0.25% -
	1.38%, 2015 - 2018, value of $72)
71	0.10%, 3/31/2014	71
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $97,
collateralized by U.S. Treasury Bond 2.75% -
11.25%, 2015 - 2043, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2023, value of $98)
97	0.05%, 3/31/2014	97
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $47, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $48)
47	0.02%, 3/31/2014	47

3

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 0.4% - (continued)
Repurchase Agreements - 0.4% - (continued)
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $10, collateralized by U.S. Treasury Note 1.75%, 2023, value of $10)
$10	0.06%, 3/31/2014		$10
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $126, collateralized by U.S. Treasury
Bill 0.05% - 0.08%, 2014, U.S. Treasury Bond
3.13% - 9.88%, 2015 - 2043, U.S. Treasury Note
	0.25% - 2.38%, 2015 - 2021, value of $128)
126	0.05%, 3/31/2014		126
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $10, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $11)
10	0.12%, 3/31/2014		10
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1, collateralized by U.S. Treasury Note 1.88%, 2014, value of $1)
1	0.05%, 3/31/2014		1
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $154,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2042, FNMA 1.00% - 5.00%, 2017 - 2044, U.S.
Treasury Note 0.75% - 2.50%, 2017 -
	2023, value of $157)
154	0.08%, 3/31/2014		154
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $1, collateralized by U.S. Treasury Note 4.50%, 2017, value of $1)
1	0.04%, 3/31/2014		1
			541
	Total Short-Term Investments
	(Cost $541)		$541

	Total Investments
	(Cost $112,276) ▲	100.1%	$137,717
	Other Assets and Liabilities	(0.1)%	(116)
	Total Net Assets	100.0%	$137,601

4

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $112,510 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28,936
Unrealized Depreciation	(3,729)
Net Unrealized Appreciation	$25,207

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of March 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.0%
Consumer Staples	2.3
Energy	6.9
Financials	22.2
Health Care	11.6
Industrials	16.6
Information Technology	14.1
Materials	7.0
Services	0.4
Utilities	3.6
Total	99.7%
Short-Term Investments	0.4
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

5

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$137,176	$137,176	$–	$–
Short-Term Investments	541	–	541	–
Total	$137,717	$137,176	$541	$–

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.6%
	Automobiles and Components - 1.9%
185	Dana Holding Corp.	$4,298
108	Tenneco Automotive, Inc. ●	6,298
22	Tower International, Inc. ●	596
		11,192
	Banks - 1.7%
5	Altisource Portfolio Solutions S.A.	621
87	EverBank Financial Corp.	1,709
69	First Merchants Corp.	1,484
43	Flushing Financial Corp.	899
138	MGIC Investment Corp. ●	1,172
28	Ocwen Financial Corp. ●	1,077
90	Radian Group, Inc.	1,357
33	Wintrust Financial Corp.	1,629
		9,948
	Capital Goods - 10.4%
46	A.O. Smith Corp.	2,106
112	AAON, Inc.	3,129
58	Aceto Corp.	1,169
19	Acuity Brands, Inc.	2,477
135	Aircastle Ltd.	2,622
38	Albany International Corp. Class A	1,336
72	Altra Industrial Motion Corp.	2,556
13	American Science & Engineering, Inc.	853
34	Applied Industrial Technologies, Inc.	1,663
36	Astronics Corp. ●	2,255
36	AZZ, Inc.	1,592
30	Chart Industries, Inc. ●	2,391
40	Comfort Systems USA, Inc.	602
5	DXP Enterprises, Inc. ●	484
46	EnerSys, Inc.	3,194
13	Esterline Technologies Corp. ●	1,404
13	Generac Holdings, Inc.	778
66	General Cable Corp.	1,680
26	Gorman Rupp Co.	830
101	GrafTech International Ltd. ●	1,098
38	Heico Corp.	2,287
15	Hyster-Yale Materials Handling, Inc.	1,501
33	John Bean Technologies Corp.	1,026
24	Lennox International, Inc.	2,219
10	Lindsay Corp.	895
154	Meritor, Inc. ●	1,889
68	Moog, Inc. Class A ●	4,470
10	National Presto Industries, Inc.	757
2	Power Solutions International, Inc. ●	143
30	Proto Laboratories, Inc. ●	1,996
31	Sun Hydraulics Corp.	1,326
123	Taser International, Inc. ●	2,257
22	Teledyne Technologies, Inc. ●	2,142
34	Trex Co., Inc. ●	2,502
30	Trimas Corp. ●	1,008
20	Xerium Technologies, Inc. ●	328
		60,965
	Commercial and Professional Services - 3.8%
20	Barrett Business Services, Inc.	1,173
52	Brink’s Co.	1,487
99	Deluxe Corp.	5,211
28	Exponent, Inc.	2,081
54	GP Strategies Corp. ●	1,478
20	Huron Consulting Group, Inc. ●	1,249
109	On Assignment, Inc. ●	4,187
49	RPX Corp. ●	798
33	Sykes Enterprises, Inc. ●	652
18	UniFirst Corp.	1,935
37	Wageworks, Inc. ●	2,054
		22,305
	Consumer Durables and Apparel - 3.7%
37	Arctic Cat, Inc.	1,745
34	Ethan Allen Interiors, Inc.	875
79	Kate Spade & Co. ●	2,930
97	La-Z-Boy, Inc.	2,631
21	Polaris Industries, Inc.	2,991
86	Smith & Wesson Holding Corp. ●	1,259
144	Steven Madden Ltd. ●	5,196
26	Sturm Ruger & Co., Inc.	1,549
52	Taylor Morrison Home Corp. ●	1,230
49	Vince Holding Corp. ●	1,304
		21,710
	Consumer Services - 6.2%
21	American Public Education, Inc. ●	723
108	Bloomin’ Brands, Inc. ●	2,612
32	Bridgepoint Education, Inc. ●	474
43	Brinker International, Inc.	2,233
20	Buffalo Wild Wings, Inc. ●	2,951
40	Caesars Entertainment Corp. ●	751
34	Capella Education Co.	2,124
73	Cheesecake Factory, Inc.	3,458
57	Del Frisco’s Restaurant Group, Inc. ●	1,585
42	Domino’s Pizza, Inc.	3,200
23	Grand Canyon Education, Inc. ●	1,079
83	Ignite Restaurant Group, Inc. ●	1,166
47	Interval Leisure Group, Inc.	1,221
25	ITT Educational Services, Inc. ●	708
56	Krispy Kreme Doughnuts, Inc. ●	997
43	Marriott Vacations Worldwide Corp. ●	2,381
42	Multimedia Games Holding Co., Inc. ●	1,217
9	Outerwall, Inc. ●	645
98	Sotheby’s Holdings	4,250
18	Strayer Education, Inc. ●	845
73	Texas Roadhouse, Inc.	1,893
		36,513
	Diversified Financials - 1.2%
7	Credit Acceptance Corp. ●	1,009
25	Evercore Partners, Inc.	1,365
50	HFF, Inc.	1,697
14	Portfolio Recovery Associates, Inc. ●	811
16	Regional Management Corp. ●	395
56	Wisdomtree Investment, Inc. ●	731
15	World Acceptance Corp. ●	1,096
		7,104
	Energy - 4.4%
158	Abraxas Petroleum Corp. ●	627
37	Athlon Energy, Inc. ●	1,320
65	Clean Energy Fuels Corp. ●	579
45	CVR Energy, Inc.	1,905
55	Delek U.S. Holdings, Inc.	1,606
38	EPL Oil & Gas, Inc. ●	1,455

1

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.6% - (continued)
	Energy - 4.4% - (continued)
339	Forest Oil Corp. ●	$647
251	ION Geophysical Corp. ●	1,058
87	Jones Energy, Inc. ●	1,311
170	Magnum Hunter Resources Corp. ●	1,446
25	Matrix Service Co. ●	838
50	PBF Energy, Inc.	1,302
10	REX American Resources Corp. ●	570
47	Rosetta Resources, Inc. ●	2,176
66	RSP Permian, Inc. ●	1,914
28	Seacor Holdings, Inc. ●	2,424
29	SemGroup Corp.	1,878
144	Vaalco Energy, Inc. ●	1,228
40	Western Refining, Inc.	1,552
		25,836
	Food and Staples Retailing - 1.1%
39	Casey’s General Stores, Inc.	2,648
30	Natural Grocers by Vitamin Cottage, Inc. ●	1,326
138	Rite Aid Corp. ●	866
224	Supervalu, Inc. ●	1,529
		6,369
	Food, Beverage and Tobacco - 1.4%
8	Cal-Maine Foods, Inc.	521
81	Darling International, Inc. ●	1,625
92	Pilgrim’s Pride Corp. ●	1,933
25	Sanderson Farms, Inc.	1,955
26	TreeHouse Foods, Inc. ●	1,877
		7,911
	Health Care Equipment and Services - 9.4%
21	Addus Homecare Corp. ●	489
68	Align Technology, Inc. ●	3,532
33	Anika Therapeutics, Inc. ●	1,373
5	Atrion Corp.	1,434
56	Centene Corp. ●	3,493
25	Computer Programs & Systems, Inc.	1,615
57	Corvel Corp. ●	2,860
81	Cyberonics, Inc. ●	5,265
76	Dexcom, Inc. ●	3,155
33	Ensign Group, Inc.	1,444
69	Gentiva Health Services, Inc. ●	629
108	Globus Medical, Inc. ●	2,878
75	HealthSouth Corp.	2,690
13	Heartware International, Inc. ●	1,198
26	ICU Medical, Inc. ●	1,537
45	Magellan Health Services, Inc. ●	2,659
14	Masimo Corp. ●	385
15	Medidata Solutions, Inc. ●	816
27	Molina Healthcare, Inc. ●	1,007
55	Omnicell, Inc. ●	1,566
80	Orthofix International N.V. ●	2,412
21	Providence Service Corp. ●	585
120	Quality Systems, Inc.	2,027
52	Rockwell Medical, Inc. ●	660
49	Team Health Holdings ●	2,208
71	Triple-S Management Corp., Class B ●	1,138
56	U.S. Physical Therapy, Inc.	1,936
91	Vascular Solutions, Inc. ●	2,390
26	Wellcare Health Plans, Inc. ●	1,650
		55,031
	Household and Personal Products - 1.0%
41	Elizabeth Arden, Inc. ●	1,202
23	Nu Skin Enterprises, Inc. Class A	1,914
66	Prestige Brands Holdings, Inc. ●	1,803
12	Usana Health Sciences, Inc. ●	889
		5,808
	Insurance - 2.1%
39	Amerisafe, Inc.	1,697
41	AmTrust Financial Services, Inc.	1,529
10	eHealth, Inc. ●	498
70	Greenlight Capital Re Ltd. Class A ●	2,283
24	HCI Group, Inc.	888
98	Maiden Holdings Ltd.	1,219
78	Montpelier Re Holdings Ltd.	2,310
33	Protective Life Corp.	1,728
		12,152
	Materials - 5.1%
51	Advanced Emissions Solutions, Inc. ●	1,254
31	Cabot Corp.	1,830
82	Ferro Corp. ●	1,121
45	FutureFuel Corp.	917
34	Globe Specialty Metals, Inc.	704
153	Gold Resource Corp.	732
227	Graphic Packaging Holding Co. ●	2,308
148	Headwaters, Inc. ●	1,958
33	KapStone Paper & Packaging Corp. ●	949
18	Koppers Holdings, Inc.	730
49	Minerals Technologies, Inc.	3,169
3	Newmarket Corp.	1,253
63	Olin Corp.	1,726
33	OM Group, Inc.	1,080
150	Omnova Solutions, Inc. ●	1,557
82	PolyOne Corp.	2,988
55	Schweitzer-Mauduit International, Inc.	2,325
35	Silgan Holdings, Inc.	1,733
136	Wausau Paper Corp.	1,734
		30,068
	Media - 0.5%
35	DreamWorks Animation SKG, Inc. ●	932
10	Global Sources Ltd. ●	89
77	McClatchy Co. Class A ●	496
11	Rentrak Corp. ●	645
14	Shutterstock, Inc. ●	1,031
		3,193
	Pharmaceuticals, Biotechnology and Life Sciences - 11.2%
42	Acadia Pharmaceuticals, Inc. ●	1,032
40	Acorda Therapeutics, Inc. ●	1,500
45	Aerie Pharmaceuticals, Inc. ●	949
27	Agios Pharmaceuticals, Inc. ●	1,064
29	Akorn, Inc. ●	636
48	Alkermes plc ●	2,105
23	Alnylam Pharmaceuticals, Inc. ●	1,517
66	Anacor Pharmaceuticals, Inc. ●	1,325
91	Bruker Corp. ●	2,071
11	Cumberland Pharmaceuticals, Inc. ●	49
134	Cytokinetics, Inc. ●	1,275
69	Durata Therapeutics, Inc. ●†	930
66	Dyax Corp. ●	596
119	Emergent Biosolutions, Inc. ●	3,010

2

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.6% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 11.2% - (continued)
229	Exelixis, Inc. ●	$811
49	Fiveprime Theapeutics, Inc ●	956
38	Glycomimetics, Inc. ●	627
64	Halozyme Therapeutics, Inc. ●	815
93	Horizon Pharma, Inc. ●	1,406
45	Hyperion Therapeutics, Inc. ●	1,169
81	Immunogen, Inc. ●	1,214
136	Immunomedics, Inc. ●	573
72	Impax Laboratories, Inc. ●	1,913
6	Intercept Pharmaceuticals, Inc. ●	2,111
93	Ironwood Pharmaceuticals, Inc. ●	1,146
88	Isis Pharmaceuticals, Inc. ●	3,807
45	Lannet, Inc. ●	1,615
17	Ligand Pharmaceuticals, Inc. Class B ●	1,150
69	Luminex Corp. ●	1,248
74	Medicines Co. ●	2,100
131	Merrimack Pharmaceuticals, Inc. ●	662
82	Nektar Therapeutics ●	991
59	NPS Pharmaceuticals, Inc. ●	1,768
14	Ophthotech Corp. ●	490
83	PAREXEL International Corp. ●	4,504
405	PDL Biopharma, Inc.	3,363
39	Portola Pharmaceuticals, Inc. ●	998
82	Pozen, Inc.	657
13	Puma Biotechnology, Inc. ●	1,337
35	Questcor Pharmaceuticals, Inc.	2,279
186	Repligen Corp. ●	2,391
13	Salix Pharmaceuticals Ltd. ●	1,381
26	Sarepta Therapeutics, Inc. ●	620
161	Sciclone Pharmaceuticals, Inc. ●	733
32	Sucampo Pharmaceuticals, Inc. Class A ●	226
154	Synta Pharmaceuticals Corp. ●	662
37	Tesaro, Inc. ●	1,082
55	Vical, Inc. ●	70
89	VIVUS, Inc. ●	527
107	Xenoport, Inc. ●	554
		66,015
	Real Estate - 3.4%
33	Altisource Residential Corp.	1,044
236	American Realty Capital Properties, Inc.	3,309
126	Apollo Residential Mortgage, Inc. REIT	2,048
40	Coresite Realty Corp. REIT	1,253
199	Inland Real Estate Corp. REIT	2,097
100	Potlatch Corp. REIT	3,857
59	Ramco-Gershenson Properties Trust REIT	959
87	Ryman Hospitality Properties, Inc.	3,686
115	Sunstone Hotel Investors, Inc. REIT	1,585
		19,838
	Retailing - 4.4%
45	Buckle (The), Inc.	2,073
24	Cato Corp.	635
30	Core-Mark Holding Co., Inc.	2,196
40	DSW, Inc.	1,439
42	Five Below, Inc. ●	1,775
42	Francescas Holding Corp. ●	755
17	Group 1 Automotive, Inc.	1,105
72	HSN, Inc.	4,310
38	Kirklands, Inc. ●	701
5	Lumber Liquidators Holdings, Inc. ●	422
75	Nutrisystem, Inc.	1,133
467	Office Depot, Inc. ●	1,929
115	Orbitz Worldwide, Inc. ●	905
28	Overstock.com, Inc. ●	551
90	PetMed Express, Inc.	1,213
209	Pier 1 Imports, Inc.	3,955
21	Shutterfly, Inc. ●	875
		25,972
	Semiconductors and Semiconductor Equipment - 4.1%
39	Ambarella, Inc. ●	1,034
67	Cirrus Logic, Inc. ●	1,323
138	GT Advanced Technologies, Inc. ●	2,345
181	Integrated Device Technology, Inc. ●	2,210
176	Kulicke & Soffa Industries, Inc. ●	2,214
173	Lattice Semiconductor Corp. ●	1,356
71	Nanometrics, Inc. ●	1,267
32	PDF Solutions, Inc. ●	572
257	Silicon Image, Inc. ●	1,776
184	SunEdison, Inc. ●	3,465
119	SunPower Corp. ●	3,855
11	Synaptics, Inc. ●	642
51	Ultra Clean Holdings, Inc. ●	671
49	Ultratech Stepper, Inc. ●	1,432
		24,162
	Software and Services - 15.7%
83	Advent Software, Inc.	2,428
77	Aspen Technology, Inc. ●	3,283
57	AVG Technologies N.V. ●	1,188
87	Bankrate, Inc. ●	1,475
2	Brightcove, Inc. ●	15
21	CACI International, Inc. Class A ●	1,563
43	Callidus Software, Inc. ●	536
158	Carbonite, Inc. ●	1,607
38	Cass Information Systems, Inc.	1,980
10	Commvault Systems, Inc. ●	669
39	Comverse, Inc. ●	1,335
26	Conversant, Inc. ●	721
97	CSG Systems International, Inc.	2,513
21	Cvent, Inc. ●	767
17	Demandware, Inc. ●	1,078
133	Digital River, Inc. ●	2,313
9	Egain Communications Corp. ●	61
66	Ellie Mae, Inc. ●	1,909
58	Exlservice Holdings, Inc. ●	1,788
43	Fair Isaac, Inc.	2,388
43	Fleetmatics Group Ltd. ●	1,426
60	Global Cash Access, Inc. ●	413
53	Heartland Payment Systems, Inc.	2,185
133	Higher One Holdings, Inc. ●	962
39	iGate Corp. ●	1,243
28	Imperva, Inc. ●	1,534
91	j2 Global, Inc.	4,548
218	Manhattan Associates, Inc. ●	7,642
24	Marketo, Inc. ●	787
104	Mitek Systems, Inc. ●	401
72	Model N, Inc. ●	731

3

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.6% - (continued)
	Software and Services - 15.7% - (continued)
76	Netscout Systems, Inc. ●	$2,841
23	NIC, Inc.	435
46	Opentable, Inc. ●	3,549
62	Pegasystems, Inc.	2,204
88	PTC, Inc. ●	3,105
139	Sapient Corp. ●	2,375
26	Solarwinds, Inc. ●	1,128
20	Solera Holdings, Inc.	1,249
63	SS&C Technologies Holdings, Inc. ●	2,509
34	Stamps.com, Inc. ●	1,134
32	Syntel, Inc. ●	2,850
88	Take-Two Interactive Software, Inc. ●	1,923
204	TiVo, Inc. ●	2,692
41	Travelzoo, Inc. ●	932
31	Tyler Corp. ●	2,565
39	Vistaprint N.V. ●	1,939
85	WebMD Health Corp. ●	3,501
28	WEX, Inc. ●	2,653
80	XO Group, Inc. ●	815
		91,888
	Technology Hardware and Equipment - 3.4%
65	Alliance Fiber Optic Product, Inc.	938
102	Aruba Networks, Inc. ●	1,912
52	CDW Corp. of Delaware	1,438
66	Ciena Corp. ●	1,492
11	Coherent, Inc. ●	714
99	Comtech Telecommunications Corp.	3,155
24	FEI Co.	2,499
42	Plantronics, Inc.	1,879
34	Plexus Corp. ●	1,342
35	QLogic Corp. ●	444
54	Silicon Graphics International Corp. ●	657
74	Ubiquiti Networks, Inc. ●	3,364
		19,834
	Telecommunication Services - 0.3%
59	IDT Corp. Class B	980
64	Inteliquent, Inc.	927
		1,907
	Transportation - 2.2%
17	Alaska Air Group, Inc.	1,568
13	Allegiant Travel Co.	1,410
47	Avis Budget Group, Inc. ●	2,297
52	Celadon Group, Inc.	1,257
125	Hawaiian Holdings, Inc. ●	1,745
59	Marten Transport Ltd.	1,272
9	Park-Ohio Holdings Corp. ●	489
54	Republic Airways Holdings, Inc. ●	497
36	SkyWest, Inc.	459
36	Spirit Airlines, Inc. ●	2,162
		13,156
	Total Common Stocks
	( Cost $461,469)	$578,877

	Total Long-Term Investments (Cost $461,469)	$578,877

Short-Term Investments - 1.4%
Repurchase Agreements - 1.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $378, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $386)
378	0.08%, 3/31/2014	378
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,095, collateralized by FHLMC 2.50% - 4.50%,
2026 - 2043, FNMA 2.00% - 3.00%, 2027 -
2028, GNMA 3.50%, 2043, U.S. Treasury Note
	0.25% - 1.38%, 2015 - 2018, value of $1,117)
1,095	0.10%, 3/31/2014	1,095
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,499, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$1,528)
1,498	0.05%, 3/31/2014	1,498
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $731, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $746)
731	0.02%, 3/31/2014	731
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $151, collateralized by U.S. Treasury Note 1.75%, 2023, value of $154)
151	0.06%, 3/31/2014	151
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $1,956, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 - 2021,
	value of $1,995)
1,956	0.05%, 3/31/2014	1,956
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $161, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $164)
161	0.12%, 3/31/2014	161
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $22, collateralized by U.S. Treasury Note 1.88%, 2014, value of $22)
22	0.05%, 3/31/2014	22
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$2,396, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2042, FNMA 1.00% - 5.00%, 2017 -
2044, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2023, value of $2,444)
2,396	0.08%, 3/31/2014	2,396

4

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.4% - (continued)
Repurchase Agreements - 1.4% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $18, collateralized by U.S. Treasury Note 4.50%, 2017, value of $18)
$18	0.04%, 3/31/2014		$18
			8,406
	Total Short-Term Investments
	(Cost $8,406)		$8,406

	Total Investments
	(Cost $469,875) ▲	100.0%	$587,283
	Other Assets and Liabilities	—%	(86)
	Total Net Assets	100.0%	$587,197

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $472,436 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$130,478
Unrealized Depreciation	(15,631)
Net Unrealized Appreciation	$114,847

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2014, the aggregate value of these securities was $930, which represents 0.2% of total net assets.

●	Non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

5

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Sector
as of March 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.7%
Consumer Staples	3.5
Energy	4.4
Financials	8.4
Health Care	20.6
Industrials	16.4
Information Technology	23.2
Materials	5.1
Services	0.3
Total	98.6%
Short-Term Investments	1.4
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$578,877	$577,947	$–	$930
Short-Term Investments	8,406	–	8,406	–
Total	$587,283	$577,947	$8,406	$930

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of March 31, 2014
Assets:
Common Stocks	$—	$696	$100	†	$—	$—	$(2,327)	$2,461	$—	$930
Total	$—	$696	$100		$—	$—	$(2,327)	$2,461	$—	$930

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $12.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 18.0%
	Finance and Insurance - 16.8%
	Apidos CLO
$3,385	1.73%, 04/17/2026 ■☼Δ	$3,382
	Ares CLO Ltd.
3,135	1.73%, 04/17/2026 ■☼Δ	3,135
	Cal Funding II Ltd.
4,343	3.47%, 10/25/2027 ■	4,324
	Capital Automotive Receivables Asset Trust
2,595	2.22%, 01/22/2019	2,598
	Cent CLO L.P.
6,900	1.72%, 01/25/2026 ■Δ	6,877
	CFC LLC
1,561	1.65%, 07/17/2017 ■	1,567
	CPS Automotive Trust
7,914	1.31%, 06/15/2020 ■	7,899
	Credit Acceptance Automotive Loan Trust
1,262	2.20%, 09/16/2019 ■	1,269
3,595	2.21%, 09/15/2020 ■	3,643
	Dryden Senior Loan Fund
4,085	1.59%, 04/18/2026 ■Δ	4,055
	First Investors Automotive Owner Trust
3,062	1.23%, 03/15/2019 ■	3,071
	Ford Credit Floorplan Master Owner Trust
695	2.32%, 01/15/2017 Δ	710
	FREMF Mortgage Trust
2,040	3.82%, 06/25/2047 ■Δ	2,072
	Huntington Automotive Trust
1,240	1.07%, 02/15/2018	1,245
	ING Investment Management CLO Ltd.
2,785	1.69%, 01/18/2026 ■Δ	2,784
3,400	3.24%, 03/14/2022 ■Δ	3,400
	Limerock CLO
3,400	1.73%, 04/18/2026 ■Δ	3,400
	Master Asset Backed Securities Trust
285	2.85%, 05/25/2033 Δ	281
	Morgan Stanley ABS Capital I
1,401	1.65%, 11/25/2032 Δ	1,312
	Morgan Stanley Dean Witter Capital I
3,588	1.68%, 03/25/2033 Δ	3,425
	Nationstar Agency Advance Funding Trust
1,815	1.89%, 02/18/2048 ■	1,762
	Northwoods Capital
2,975	1.70%, 11/04/2025 ■Δ	2,954
	OZLM Funding Ltd
3,255	1.74%, 04/17/2026 ■☼Δ	3,252
	Sequoia Mortgage Trust
3,117	0.39%, 02/20/2035 Δ	2,955
	Springleaf Funding Trust
2,890	2.41%, 12/15/2022 ■	2,890
	Springleaf Mortgage Loan Trust
8,321	1.27%, 06/25/2058 ■	8,288
4,239	1.57%, 12/25/2059 ■	4,237
4,742	2.22%, 10/25/2057 ■	4,807
	Structured Asset Securities Corp.
1,815	1.65%, 02/25/2033 Δ	1,768
	Thornburg Mortgage Securities Trust
8,358	2.29%, 04/25/2045 Δ	8,417
	WaMu Mortgage Pass-Through Certificates
2,774	2.12%, 03/25/2033 Δ	2,786
	WaMu Mortgage Pass-Through Certificates - (continued)
3,066	2.36%, 10/25/2035 Δ	2,941
	Wells Fargo Mortgage Backed Securities Trust
3,038	2.49%, 09/25/2033 Δ	3,083
		110,589

	Transportation Equipment Manufacturing - 1.2%
	TAL Advantage LLC
8,052	2.83%, 02/22/2038 ■	7,893

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $117,626)	$118,482

Municipal Bonds - 0.4%
	Utilities - Combined - 0.4%
	Utility Debt Securitization Auth, New York
$2,920	3.44%, 12/15/2025	$2,967

	Total Municipal Bonds
	(Cost $2,920)	$2,967

U.S. Government Agencies - 35.8%
	FHLMC - 12.8%
$5,975	0.54%, 04/25/2020 Δ	$5,982
12,975	1.57%, 01/25/2022	12,702
6,262	2.10%, 06/01/2042 Δ	6,419
6,000	3.50%, 11/15/2025	6,139
9,700	4.00%, 04/15/2044 ☼	10,063
197	4.50%, 12/01/2018	209
18,121	5.50%, 05/15/2033 Ф	19,515
8,553	5.50%, 06/01/2034 - 12/01/2039	9,390
8,626	6.00%, 10/01/2021 - 09/01/2034	9,476
3,451	6.50%, 09/01/2014 - 09/01/2032	3,879
607	7.00%, 10/01/2026 - 11/01/2032	682
12	7.50%, 05/01/2024 - 06/01/2025	14
29	8.00%, 08/01/2024 - 10/01/2024	31
1	8.50%, 10/01/2024	1
14	10.00%, 11/01/2020	14
		84,516
	FNMA - 17.6%
8,470	1.49%, 03/01/2018	8,454
3,545	2.22%, 10/01/2022	3,370
8,382	2.25%, 10/01/2022	7,979
3,570	2.31%, 10/01/2022	3,415
2,323	2.35%, 10/01/2022	2,227
746	2.40%, 10/01/2022	717
1,080	2.52%, 10/01/2022	1,047
2,114	2.56%, 01/01/2019	2,177
1,589	2.65%, 07/01/2019	1,618
16,700	3.00%, 04/15/2044 ☼	16,118
20,400	3.50%, 04/15/2029 - 04/15/2044 ☼	20,904
7,766	3.74%, 06/01/2018	8,402
12,300	4.50%, 04/15/2044 - 05/15/2044 ☼	13,098
1,244	5.00%, 08/01/2018 - 06/01/2025	1,328
3,016	5.50%, 08/01/2015 - 08/01/2019	3,232

1

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. Government Agencies - 35.8% - (continued)
	FNMA - 17.6% - (continued)
$13,870	6.00%, 07/01/2014 - 02/01/2037	$15,480
829	6.50%, 06/25/2029 Ф	928
4,218	6.50%, 11/01/2014 - 09/01/2032	4,777
508	7.00%, 03/01/2015 - 02/01/2032	572
20	7.50%, 06/01/2023	22
98	8.00%, 10/01/2029 - 02/01/2031	110
2	8.50%, 04/01/2017	2
28	9.00%, 08/01/2020 - 09/01/2021	28
		116,005
	GNMA - 5.4%
22,900	4.50%, 04/15/2044 ☼	24,685
1,978	5.00%, 01/20/2034	2,177
2,217	5.50%, 09/20/2033	2,405
1,535	6.00%, 01/15/2033 - 02/15/2033	1,768
2,522	6.50%, 12/15/2028 - 01/15/2032	2,845
1,172	7.00%, 06/20/2030 - 10/15/2032	1,324
372	7.50%, 04/15/2022 - 04/20/2030	413
53	8.50%, 09/15/2019 - 03/15/2030	56
		35,673
	Total U.S. Government Agencies
	(Cost $231,913)	$236,194

U.S. Government Securities - 46.5%
Other Direct Federal Obligations - 18.2%
	FHLB - 18.2%
$16,335	1.75%, 12/14/2018	$16,295
20,665	4.13%, 03/13/2020	22,829
26,000	5.25%, 12/09/2022	30,476
45,500	5.38%, 05/18/2016	50,194
		119,794
U.S. Treasury Securities - 28.3%
	U.S. Treasury Notes - 28.3%
111,900	0.88%, 04/30/2017 ‡	111,647
4,480	2.13%, 08/15/2021	4,403
29,800	2.13%, 01/15/2019 ◄	36,256
33,000	2.63%, 01/31/2018	34,640
		186,946
	Total U.S. Government Securities
	(Cost $305,066)	$306,740

	Total Long-Term Investments (Cost $657,525)	$664,383

Short-Term Investments - 13.3%
Repurchase Agreements - 13.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $3,961, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $4,040)
$3,961	0.08%, 3/31/2014	$3,961
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$11,462, collateralized by FHLMC 2.50% -
4.50%, 2026 - 2043, FNMA 2.00% - 3.00%,
2027 - 2028, GNMA 3.50%, 2043, U.S. Treasury
Note 0.25% - 1.38%, 2015 - 2018, value of
	$11,691)
11,462	0.10%, 3/31/2014	11,462
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$15,691, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$16,004)
15,690	0.05%, 3/31/2014	15,690
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $7,654, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $7,807)
7,654	0.02%, 3/31/2014	7,654
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1,584, collateralized by U.S. Treasury Note 1.75%, 2023, value of $1,616)
1,584	0.06%, 3/31/2014	1,584
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $20,478, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 - 2021,
	value of $20,888)
20,478	0.05%, 3/31/2014	20,478
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1,688, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $1,721)
1,688	0.12%, 3/31/2014	1,688
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $226, collateralized by U.S. Treasury Note 1.88%, 2014, value of $230)
226	0.05%, 3/31/2014	226
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$25,086, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 1.00% - 5.00%,
2017 - 2044, U.S. Treasury Note 0.75% - 2.50%,
	2017 - 2023, value of $25,587)
25,086	0.08%, 3/31/2014	25,086

2

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 13.3% - (continued)
Repurchase Agreements - 13.3% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $188, collateralized by U.S. Treasury Note 4.50%, 2017, value of $193)
$188	0.04%, 3/31/2014		$188
			88,017
	Total Short-Term Investments
	(Cost $88,017)		$88,017

	Total Investments
	(Cost $745,542) ▲	114.0%	$752,400
	Other Assets and Liabilities	(14.0)%	(92,384)
	Total Net Assets	100.0%	$660,016

3

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $745,542 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,528
Unrealized Depreciation	(3,670)
Net Unrealized Appreciation	$6,858

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $94,614 at March 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2014.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $86,961, which represents 13.2% of total net assets.

Ф	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

Futures Contracts Outstanding at March 31, 2014

					Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 10-Year Note Future	74	06/19/2014	$9,140	$9,139	$–	$(1)	$25	$(36)
U.S. Treasury 5-Year Note Future	216	06/30/2014	25,675	25,694	19	–	8	–
Total			$34,815	$34,833	$19	$(1)	$33	$(36)
Short position contracts:
U.S. Treasury 2-Year Note Future	89	06/30/2014	$19,522	$19,541	$–	$(19)	$–	$(8)
U.S. Treasury 30-Year Bond Future	143	06/19/2014	18,923	19,050	–	(127)	45	–
Total			$38,445	$38,591	$–	$(146)	$45	$(8)
Total futures contracts			$3,630	$3,758	$19	$(147)	$78	$(44)

* The number of contracts does not omit 000's.

Cash of $148 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at March 31, 2014.

Securities Sold Short Outstanding at March 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 5.50%	$5,800	04/15/2044	$6,378	$(18)

At March 31, 2014, the aggregate market value of these securities represents 1.0% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Security Type
as of March 31, 2014
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	18.0%
Municipal Bonds	0.4
U.S. Government Agencies	35.8
U.S. Government Securities	46.5
Total	100.7%
Short-Term Investments	13.3%
Other Assets and Liabilities	(14.0)
Total	100.0%

Credit Exposure
as of March 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	39.6%
Aa / AA	52.6
A	5.0
Baa / BBB	1.6
B	0.8
Caa / CCC or Lower	0.4
Not Rated	0.7
Non-Debt Securities and Other Short-Term Instruments	13.3
Other Assets and Liabilities	(14.0)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

5

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$118,482	$–	$79,968	$38,514
Municipal Bonds	2,967	–	2,967	–
U.S. Government Agencies	236,194	–	236,194	–
U.S. Government Securities	306,740	–	306,740	–
Short-Term Investments	88,017	–	88,017	–
Total	$752,400	$–	$713,886	$38,514
Futures *	19	19	–	–
Total	$19	$19	$–	$–
Liabilities:
Securities Sold Short	$6,378	$–	$6,378	$–
Total	$6,378	$–	$6,378	$–
Futures *	147	147	–	–
Total	$147	$147	$–	$–

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of March 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$37,022	$2	$(16	)†	$—	$16,058	$(1,502)	$—	$(13,050)	$38,514
Corporate Bonds	2,960	—	—		—	—	—	—	(2,960)	—
Total	$39,982	$2	$(16)		$—	$16,058	$(1,502)	$—	$(16,010)	$38,514

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $(16).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: May 13, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 13, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: May 13, 2014	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller